Property and Equipment, net (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014
Property and Equipment, net [Abstract]
Summary of property and equipment
	March 31,	September 30,
	2015	2014
	(unaudited)

Equipment and computer hardware	$595,138	$46,731
Office furniture	128,160	135,701
Leasehold Improvements	35,000	-
Equipment held under capital lease	66,272	53,112
	824,570	1,090,833
Less: accumulated depreciation	(499,497)	(854,127)
	$325,073	$236,706

	September 30,
	2014	2013
Computer equipment	$855,289	$756,197
Equipment	46,731	46,731
Office furniture	135,701	127,669
Equipment held under capital lease	53,112	53,112
	1,090,833	983,709
Less: accumulated depreciation	(854,127)	(744,894)
	$236,706	$238,815